Summary of Significant Accounting Policies - Summary of Company's Significant Customers (Details) - Revenue - Customer Concentration Risk - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Customer A [Member]
Concentration Risk [Line Items]
Percentage of concentration risk		97.00%		77.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of concentration risk				21.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	11.00%		20.00%
Customer D [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	88.00%		70.00%